Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets (Details) [Line Items]
Goodwill (in Dollars)			$ 71.6		$ 71.6
Amortization expense intangible assets (in Dollars)	$ 2.3	$ 2.8	$ 6.9	$ 8.4	$ 10.9	$ 11.4
Impairment charge (in Dollars)						$ 170.0
Minimum [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Customer relationships			7 years 6 months		7 years 6 months
Trademarks and tradenames			8 years 6 months		8 years 6 months
Developed technology			2 years 6 months		2 years 6 months
Maximum [Member]
Goodwill and Intangible Assets (Details) [Line Items]
Customer relationships					17 years 6 months	17 years 6 months
Trademarks and tradenames					14 years 6 months	14 years 6 months
Developed technology					7 years 6 months	7 years 6 months